Assets Held for Sale - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 08, 2021
Assets Held For Sale [Line Items]
(Gain) from loss of control in a former subsidiary			€ 5,026
Revenue		€ 468,487	427,375	€ 328,343
Profit / (loss) before tax		€ 3,561	€ 8,774	€ (20,565)
Vita Group [member] | Share Sell and Purchase Agreement [member] | Disposal Groups Classified as Held For Sale [member] | IMPE S.p.A. [member] | Classification of Assets as Held For Sale [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, consideration agreed					€ 8,200
Disposal group assets held for sale, last tranche	€ 1,100